Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Treasury stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Total
Balance, value at Dec. 31, 2014	$ 134		$ (1,898)	$ 63,465	$ 4,031	$ 65,732
Balance, shares at Dec. 31, 2014	32,586,898		(2,092,376)
Public offering	$ 13			11,891		11,904
Public offering, shares	4,655,982
Exercise of share options and RSUs, value		[1]		34		34
Exercise of share options and RSUs, shares	24,061
Repayment of contingent liability	$ 1			374		375
Repayment of contingent liability, shares	173,611
Share-based compensation expense				270		270
Net income (loss)					(10,113)	(10,113)	[2]
Balance, value at Dec. 31, 2015	$ 148		$ (1,898)	76,034	(6,082)	68,202
Balance, shares at Dec. 31, 2015	37,440,552		(2,092,376)
Share-based compensation expense				429		429
Net income (loss)					4,734	4,734	[2]
Balance, value at Dec. 31, 2016	$ 148		$ (1,898)	76,463	(1,348)	$ 73,365	[2]
Balance, shares at Dec. 31, 2016	37,440,552		(2,092,376)			35,348,176
Exercise of share options and RSUs, value	$ 1			1,340		$ 1,341
Exercise of share options and RSUs, shares	483,955
Share-based compensation expense				634		634
Dividend					(5,001)	(5,001)
Net income (loss)					13,962	13,962
Balance, value at Dec. 31, 2017	$ 149		$ (1,898)	$ 78,437	$ 7,613	$ 84,301
Balance, shares at Dec. 31, 2017	37,924,507		(2,092,376)			35,832,131

[1]	Less than $ 1 thousand
[2]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19